Long-Term Debt and Other Financial Liabilities, December 2025 Danish Ship Finance Loan Facility (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Installment Tranche	Dec. 12, 2025 USD ($)	Dec. 31, 2024 USD ($)
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 293,958		$ 261,451
December 2025 Danish Ship Finance Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount		$ 45,279
Number of tranches | Tranche	5
Adjustment to interest rate	0.05%
Minimum security cover ratio if leverage ratio is less than or equal to 65%	133.00%
Corporate leverage ratio	65.00%
Minimum security cover ratio if leverage ratio is more than 65%	143.00%
Minimum liquidity to be maintained in earnings account	70.00%
Balance outstanding	$ 45,279
Tranche A [Member]
Senior Long-Term Debt [Abstract]
Term of loan	22 months
Number of payment installments | Installment	8
Frequency of periodic payment	quarterly
Installment payment	$ 518
Final balloon payment	$ 2,071
Margin on variable rate	2.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Term SOFR [Member]
Minimum liquidity to be maintained in earnings account	$ 650
Tranche B [Member]
Senior Long-Term Debt [Abstract]
Term of loan	22 months
Number of payment installments | Installment	8
Frequency of periodic payment	quarterly
Installment payment	$ 518
Final balloon payment	$ 2,071
Margin on variable rate	2.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Term SOFR [Member]
Minimum liquidity to be maintained in earnings account	$ 650
Tranche C [Member]
Senior Long-Term Debt [Abstract]
Term of loan	28 months
Number of payment installments | Installment	10
Frequency of periodic payment	quarterly
Installment payment	$ 585
Final balloon payment	$ 2,930
Margin on variable rate	2.65%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Term SOFR [Member]
Minimum liquidity to be maintained in earnings account	$ 700
Tranche D [Member]
Senior Long-Term Debt [Abstract]
Term of loan	5 years
Number of payment installments | Installment	20
Frequency of periodic payment	quarterly
Installment payment	$ 750
Final balloon payment	$ 1,800
Margin on variable rate	2.10%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Term SOFR [Member]
Minimum liquidity to be maintained in earnings account	$ 800
Tranche E [Member]
Senior Long-Term Debt [Abstract]
Term of loan	3 years 6 months
Number of payment installments | Installment	14
Frequency of periodic payment	quarterly
Installment payment	$ 519
Margin on variable rate	1.95%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Term SOFR [Member]